Leuthold Global Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 70.5%		Shares	Value
Automobiles - 1.2%
General Motors Co.		2,924	$135,849
Stellantis NV		5,938	117,387
			253,236

Banks - 6.9%
ABN AMRO Bank NV(a)		6,103	100,234
ANZ Group Holdings Ltd.		3,915	73,554
Banco Santander SA - ADR		23,878	110,555
Bank of Nova Scotia		1,176	53,767
Barclays PLC - ADR		8,411	90,082
Canadian Imperial Bank of Commerce		1,553	73,830
Citigroup, Inc.		1,290	81,863
Comerica, Inc.		1,520	77,581
Commerzbank AG		7,309	110,865
Danske Bank AS		2,611	77,876
M&T Bank Corp.		512	77,496
Mizuho Financial Group, Inc. - ADR		28,431	120,263
Nishi-Nippon Financial Holdings, Inc.		6,600	83,356
Old National Bancorp/IN		4,303	73,969
Svenska Handelsbanken AB - Class A		9,584	91,586
UniCredit SpA		2,060	76,232
United Overseas Bank Ltd.		3,400	78,425
			1,451,534

Broadline Retail - 2.5%
Dillard's, Inc. - Class A		139	61,214
eBay, Inc.		1,643	88,262
JD.com, Inc. - ADR		3,043	78,631
Naspers Ltd.		432	84,842
Nordstrom, Inc.		2,750	58,355
PDD Holdings, Inc. - ADR(b)		754	100,244
Takashimaya Co. Ltd.		3,600	60,799
			532,347

Capital Markets - 5.3%
Daiwa Securities Group, Inc.		12,000	92,128
Deutsche Bank AG		7,260	115,724
Goldman Sachs Group, Inc.		385	174,143
Interactive Brokers Group, Inc. - Class A		602	73,805
Investec PLC		9,302	67,243
Macquarie Group Ltd.		986	134,166
Morgan Stanley		1,501	145,882
Raymond James Financial, Inc.		942	116,441
SBI Holdings, Inc.		2,800	71,065
UBS Group AG		4,296	126,904
			1,117,501

Construction Materials - 4.2%
Asia Cement Corp.		47,000	63,511
Buzzi SpA		2,676	107,757
CRH PLC		2,005	150,335
CSR Ltd.		14,607	87,171
Eagle Materials, Inc.		391	85,027
Heidelberg Materials AG		1,040	107,509
Holcim AG		1,529	135,151
Summit Materials, Inc. - Class A(b)		2,040	74,684
Wienerberger AG		2,219	73,560
			884,705

Distributors - 0.3%
LKQ Corp.		1,552	64,548

Health Care Providers & Services - 4.1%
Bangkok Dusit Medical Services PCL - NVDR		154,200	112,236
HCA Healthcare, Inc.		570	183,130
IHH Healthcare Bhd		91,600	122,327
National HealthCare Corp.		930	100,812
Select Medical Holdings Corp.		2,671	93,645
Tenet Healthcare Corp.(b)		936	124,516
Universal Health Services, Inc. - Class B		677	125,198
			861,864

Household Durables - 6.4%
Barratt Developments PLC		8,621	51,201
Haseko Corp.		5,800	64,234
KB Home		2,633	184,784
Lennar Corp. - Class A		1,710	256,278
Meritage Homes Corp.		1,618	261,873
Redrow PLC		8,722	73,522
Toll Brothers, Inc.		2,308	265,835
Tri Pointe Homes, Inc.(b)		5,089	189,565
			1,347,292

Insurance - 8.9%
Axis Capital Holdings Ltd.		1,597	112,828
DB Insurance Co. Ltd.		1,348	111,686
Everest Group Ltd.		653	248,806
Fairfax Financial Holdings Ltd.		102	116,038
Hartford Financial Services Group, Inc.		896	90,084
Loews Corp.		1,385	103,515
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		767	383,466
Old Republic International Corp.		4,090	126,381
QBE Insurance Group Ltd.		9,273	107,044
Sompo Holdings, Inc.		8,700	186,386
Swiss Re AG		2,332	289,114
			1,875,348

Interactive Media & Services - 3.0%
Baidu, Inc. - ADR(b)		1,088	94,090
CAR Group Ltd.		3,338	78,150
Cargurus, Inc.(b)		2,481	65,002
LY Corp.		26,600	64,230
Match Group, Inc.(b)		2,000	60,760
Scout24 SE(a)		1,007	76,939
SEEK Ltd.		4,305	61,103
Shutterstock, Inc.		1,157	44,776
Yelp, Inc.(b)		1,620	59,859
ZipRecruiter, Inc. - Class A(b)		3,916	35,596
			640,505

Machinery - 3.5%
AGCO Corp.		760	74,389
Daimler Truck Holding AG		2,584	103,058
Doosan Bobcat, Inc.		2,226	82,412
Greenbrier Cos., Inc.		1,099	54,455
Hitachi Construction Machinery Co. Ltd.		3,000	80,445
Oshkosh Corp.		741	80,176
REV Group, Inc.		2,698	67,153
Terex Corp.		1,464	80,286
Volvo AB - Class B		4,571	117,449
			739,823

Metals & Mining - 1.6%
ArcelorMittal SA		3,124	71,633
BlueScope Steel, Ltd.		5,023	68,185
Commercial Metals Co.		1,527	83,970
Ryerson Holding Corp.		1,689	32,936
Ternium SA - ADR		2,427	91,134
			347,858

Oil, Gas & Consumable Fuels - 9.1%
APA Corp.		3,782	111,342
Canadian Natural Resources Ltd.		8,376	298,186
Chord Energy Corp.		899	150,744
Eni SpA - ADR		3,400	104,686
EOG Resources, Inc.		1,993	250,859
Exxon Mobil Corp.		1,568	180,508
HF Sinclair Corp.		1,554	82,890
Inpex Corp.		11,000	161,540
Petroleo Brasileiro SA - ADR		6,926	100,358
PTT Exploration & Production PCL - NVDR		22,700	93,836
Shell PLC - ADR		1,776	128,192
Suncor Energy, Inc.		3,684	140,361
Valero Energy Corp.		715	112,083
			1,915,585

Paper & Forest Products - 0.0%(c)
China Forestry Holdings Co. Ltd.(b)(d)		2,484,000	0

Semiconductors & Semiconductor Equipment - 7.1%
Amkor Technology, Inc.		3,783	151,396
Applied Materials, Inc.		1,552	366,256
ASM International NV		486	371,487
Lam Research Corp.		368	391,865
Sino-American Silicon Products, Inc.		21,000	140,269
SUMCO Corp.		4,700	67,989
			1,489,262

Technology Hardware, Storage & Peripherals - 3.1%
Asustek Computer, Inc.		4,000	61,223
Dell Technologies, Inc. - Class C		482	66,473
Diebold Nixdorf, Inc.(b)		1,104	42,482
Hewlett Packard Enterprise Co.		3,368	71,301
Logitech International SA		744	72,079
Pegatron Corp.		16,000	51,427
Samsung Electronics Co. Ltd.		1,536	90,399
Seiko Epson Corp.		3,800	59,406
Western Digital Corp.(b)		924	70,011
Xiaomi Corp. - Class B(a)(b)		33,200	69,793
			654,594

Trading Companies & Distributors - 3.3%
Boise Cascade Co.		698	83,216
GMS, Inc.(b)		1,119	90,203
ITOCHU Corp.		2,600	127,811
Mitsui & Co. Ltd.		6,600	150,524
Rush Enterprises, Inc. - Class A		1,665	69,713
WESCO International, Inc.		1,110	175,957
			697,424
TOTAL COMMON STOCKS (Cost $12,090,177)			14,873,426

EXCHANGE TRADED FUNDS - 10.2%
iShares 0-5 Year High Yield Corporate Bond ETF		4,178	176,312
iShares 5-10 Year Investment Grade Corporate Bond ETF		8,836	452,933
iShares Core Japan Government Bond ETF		23,600	342,883
iShares International Treasury Bond ETF(b)		5,796	223,783
iShares MBS ETF		2,949	270,748
Simplify MBS ETF		5,064	255,023
SPDR Portfolio Intermediate Term Corporate Bond ETF		7,455	242,735
VanEck J. P. Morgan EM Local Currency Bond ETF		7,755	184,414
TOTAL EXCHANGE TRADED FUNDS (Cost $2,177,231)			2,148,831

CORPORATE BONDS - 2.4%		Par
Banks - 2.4%
JPMorgan Chase & Co., 1.50%, 01/27/2025	EUR	470,000	497,058
TOTAL CORPORATE BONDS (Cost $511,799)			497,058

U.S. TREASURY SECURITIES - 2.3%
United States Treasury Note/Bond, 3.88%, 08/15/2033		510,000	491,652
TOTAL U.S. TREASURY SECURITIES (Cost $492,742)			491,652

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.1%
French Republic Government Bond OAT, 3.00%, 05/25/2033 (a)	EUR	420,000	442,811
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $439,982)			442,811

PREFERRED STOCKS - 0.2%		Shares
Metals & Mining - 0.2%
Gerdau SA, Series 0, 0.00%,		15,610	51,513
TOTAL PREFERRED STOCKS (Cost $68,844)			51,513

SHORT-TERM INVESTMENTS - 10.5%
Money Market Funds - 8.2%
Fidelity Government Portfolio - Class Institutional, 5.21%(e)		1,726,205	1,726,205

U.S. Treasury Bills - 2.3%		Par
5.30%, 07/11/2024(f)(g)		500,000	499,273
TOTAL SHORT-TERM INVESTMENTS (Cost $2,225,478)			2,225,478

TOTAL INVESTMENTS - 98.2% (Cost $18,006,253)			$20,730,769
Other Assets in Excess of Liabilities - 1.8%			381,366
TOTAL NET ASSETS - 100.0%			$21,112,135

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
NVDR - Non-Voting Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

EUR - Euro

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $689,777 or 3.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(f)	The rate shown is the effective yield as of June 30, 2024.
(g)	All or a portion of security has been pledged as collateral for open securities sold short.

Leuthold Global Fund
Schedule of Securities Sold Short(a)
as of June 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - (7.5)%	Shares	Value
Invesco Nasdaq 100 ETF	(310)	$(61,104)
iShares Expanded Tech-Software Sector ETF	(213)	(18,510)
iShares MSCI ACWI ETF	(6,155)	(691,822)
iShares MSCI EAFE ETF	(6,290)	(492,695)
iShares MSCI Emerging Markets ETF	(2,547)	(108,477)
iShares Semiconductor ETF	(117)	(28,856)
iShares U.S. Medical Devices ETF	(479)	(26,843)
iShares U.S. Transportation ETF	(400)	(26,172)
Materials Select Sector SPDR Fund	(219)	(19,340)
Real Estate Select Sector SPDR Fund	(954)	(36,643)
SPDR S&P 500 ETF Trust	(77)	(41,905)
Utilities Select Sector SPDR Fund	(629)	(42,860)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,485,851)		(1,595,227)

COMMON STOCKS - (4.4)%
Aerospace & Defense - (0.3)%
Axon Enterprise, Inc.	(52)	(15,300)
Boeing Co.	(79)	(14,379)
HEICO Corp.	(37)	(8,274)
L3Harris Technologies, Inc.	(67)	(15,047)
Spirit AeroSystems Holdings, Inc. - Class A	(199)	(6,541)
		(59,541)

Air Freight & Logistics - (0.1)%
CH Robinson Worldwide, Inc.	(74)	(6,521)
United Parcel Service, Inc. - Class B	(93)	(12,727)
		(19,248)

Automobile Components - (0.1)%
Dana, Inc.	(518)	(6,278)
Magna International, Inc.	(122)	(5,112)
		(11,390)

Automobiles - (0.1)%
Tesla, Inc.	(64)	(12,664)

Beverages - (0.1)%
Brown-Forman Corp. - Class B	(262)	(11,316)

Biotechnology - (0.1)%
GRAIL, Inc.	(16)	(246)
Moderna, Inc.	(118)	(14,012)
		(14,258)

Capital Markets - (0.2)%
FactSet Research Systems, Inc.	(15)	(6,124)
MarketAxess Holdings, Inc.	(36)	(7,219)
MSCI, Inc.	(26)	(12,525)
Nasdaq, Inc.	(210)	(12,655)
		(38,523)

Chemicals - (0.2)%
Air Products and Chemicals, Inc.	(54)	(13,935)
Albemarle Corp.	(114)	(10,889)
International Flavors & Fragrances, Inc.	(101)	(9,616)
Stepan Co.	(73)	(6,129)
		(40,569)

Commercial Services & Supplies - (0.2)%
ACV Auctions, Inc. - Class A	(353)	(6,442)
Casella Waste Systems, Inc. - Class A	(85)	(8,434)
GFL Environmental, Inc.	(203)	(7,903)
Rollins, Inc.	(310)	(15,125)
		(37,904)

Communications Equipment - (0.0)%(b)
Viasat, Inc.	(252)	(3,200)

Consumer Staples Distribution & Retail - (0.0)%(b)
Chefs' Warehouse, Inc.	(262)	(10,247)

Electric Utilities - (0.1)%
NextEra Energy, Inc.	(166)	(11,754)

Electrical Equipment - (0.1)%
Emerson Electric Co.	(119)	(13,109)
Shoals Technologies Group, Inc. - Class A	(498)	(3,108)
		(16,217)

Electronic Equipment, Instruments & Components - (0.1)%
Advanced Energy Industries, Inc.	(60)	(6,526)
Cognex Corp.	(190)	(8,884)
		(15,410)

Energy Equipment & Services - (0.1)%
Patterson-UTI Energy, Inc.	(577)	(5,978)
Valaris Ltd.	(99)	(7,375)
		(13,353)

Entertainment - (0.1)%
ROBLOX Corp. - Class A	(328)	(12,205)
Take-Two Interactive Software, Inc.	(79)	(12,284)
		(24,489)

Financial Services - (0.0)%(b)
Remitly Global, Inc.	(363)	(4,400)

Ground Transportation - (0.2)%
JB Hunt Transport Services, Inc.	(63)	(10,080)
Knight-Swift Transportation Holdings, Inc.	(119)	(5,940)
Norfolk Southern Corp.	(53)	(11,379)
Old Dominion Freight Line, Inc.	(63)	(11,126)
		(38,525)

Health Care Equipment & Supplies - (0.4)%
Becton Dickinson & Co.	(60)	(14,023)
Dexcom, Inc.	(102)	(11,565)
Globus Medical, Inc. - Class A	(146)	(9,999)
Intuitive Surgical, Inc.	(34)	(15,125)
Masimo Corp.	(74)	(9,319)
ResMed, Inc.	(83)	(15,888)
STAAR Surgical Co.	(219)	(10,427)
		(86,346)

Hotels, Restaurants & Leisure - (0.3)%
Aramark	(233)	(7,927)
Churchill Downs, Inc.	(58)	(8,097)
Dutch Bros, Inc. - Class A	(211)	(8,735)
Planet Fitness, Inc. - Class A	(102)	(7,506)
Restaurant Brands International, Inc.	(184)	(12,948)
Six Flags Entertainment Corp.	(211)	(6,992)
Vail Resorts, Inc.	(29)	(5,224)
		(57,429)

Household Durables - (0.0)%(b)
Skyline Champion Corp.	(81)	(5,488)

Household Products - (0.1)%
Clorox Co.	(97)	(13,238)

Independent Power and Renewable Electricity Producers - (0.1)%
AES Corp.	(436)	(7,661)
Ormat Technologies, Inc.	(76)	(5,449)
		(13,110)

Insurance - (0.1)%
Aon PLC - Class A	(39)	(11,450)
Arthur J. Gallagher & Co.	(52)	(13,484)
Ryan Specialty Holdings, Inc.	(119)	(6,891)
		(31,825)

IT Services - (0.0)%(b)
MongoDB, Inc.	(37)	(9,248)

Life Sciences Tools & Services - (0.1)%
Bio-Techne Corp.	(84)	(6,019)
Illumina, Inc.	(98)	(10,229)
Repligen Corp.	(45)	(5,673)
Revvity, Inc.	(61)	(6,396)
		(28,317)

Machinery - (0.1)%
Barnes Group, Inc.	(175)	(7,247)
Hillenbrand, Inc.	(134)	(5,363)
Toro Co.	(64)	(5,984)
Xylem, Inc./NY	(95)	(12,885)
		(31,479)

Metals & Mining - (0.2)%
Alcoa Corp.	(152)	(6,047)
Franco-Nevada Corp.	(116)	(13,748)
MP Materials Corp.	(300)	(3,819)
Newmont Corp.	(360)	(15,073)
Teck Resources Ltd. - Class B	(299)	(14,322)
		(53,009)

Oil, Gas & Consumable Fuels - (0.3)%
Chevron Corp.	(83)	(12,983)
EQT Corp.	(310)	(11,464)
New Fortress Energy, Inc.	(231)	(5,077)
Occidental Petroleum Corp.	(210)	(13,236)
Talos Energy, Inc.	(439)	(5,334)
Texas Pacific Land Corp.	(24)	(17,623)
		(65,717)

Passenger Airlines - (0.1)%
Alaska Air Group, Inc.	(169)	(6,828)
Southwest Airlines Co.	(402)	(11,501)
		(18,329)

Personal Care Products - (0.1)%
Estee Lauder Cos., Inc. - Class A	(58)	(6,171)
Kenvue, Inc.	(656)	(11,926)
		(18,097)

Pharmaceuticals - (0.1)%
AstraZeneca PLC - ADR	(195)	(15,208)

Professional Services - (0.1)%
Dayforce, Inc.	(101)	(5,010)
Exponent, Inc.	(77)	(7,324)
Paylocity Holding Corp.	(28)	(3,692)
TransUnion	(97)	(7,193)
		(23,219)

Real Estate Management & Development - (0.0)%(b)
Howard Hughes Holdings, Inc.	(82)	(5,315)

Semiconductors & Semiconductor Equipment - (0.2)%
Monolithic Power Systems, Inc.	(16)	(13,147)
Power Integrations, Inc.	(93)	(6,528)
Silicon Laboratories, Inc.	(46)	(5,089)
SiTime Corp.	(70)	(8,706)
Texas Instruments, Inc.	(91)	(17,702)
		(51,172)

Software - (0.0)%(b)
Confluent, Inc. - Class A	(238)	(7,028)

Specialty Retail - (0.0)%(b)
Five Below, Inc.	(41)	(4,468)
TOTAL COMMON STOCKS (Proceeds $946,642)		(921,050)

REAL ESTATE INVESTMENT TRUSTS - (0.0)%(b)
Rexford Industrial Realty, Inc.	(133)	(5,931)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $6,847)		(5,931)

TOTAL SECURITIES SOLD SHORT - (11.9)% (Proceeds $2,439,340)		$(2,522,208)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2024:

Leuthold Global Fund

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$9,422,445	$5,450,981	$0	(a)(b)	$14,873,426
Exchange Traded Funds	1,805,948	342,883	–		2,148,831
Corporate Bonds	–	497,058	–		497,058
U.S. Treasury Securities	–	491,652	–		491,652
Foreign Government Debt Obligations	–	442,811	–		442,811
Preferred Stocks	51,513	–	–		51,513
Money Market Funds	1,726,205	–	–		1,726,205
U.S. Treasury Bills	–	499,273	–		499,273
Total Investments	$13,006,111	$7,724,658	$0	(a)(b)	$20,730,769

Liabilities:
Investments:
Exchange Traded Funds	$(1,595,227)	$–	$–		$(1,595,227)
Common Stocks	(921,050)	–	–		(921,050)
Real Estate Investment Trusts	(5,931)	–	–		(5,931)
Total Investments	$(2,522,208)	$–	$–		$(2,522,208)

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.

Allocation of Portfolio Holdings by Country as of June 30, 2024
(% of Net Assets)
Country	Value	Percentage of Net Assets
Japan	$1,733,060	8.2%
Germany	897,561	4.2
Canada	628,147	3.0
Switzerland	623,248	3.0
Australia	609,372	2.9
Netherlands	589,107	2.8
France	442,811	2.1
Bermuda	361,634	1.7
Taiwan, Province Of China	316,431	1.5
United Kingdom	291,795	1.4
Italy	288,676	1.4
Korea, Republic Of	284,497	1.3
China	242,515	1.1
Sweden	209,035	1.0
Thailand	206,072	1.0
Luxembourg	162,767	0.8
South Africa	152,084	0.7
Brazil	151,871	0.7
Malaysia	122,327	0.6
Spain	110,555	0.5
Ireland	100,244	0.5
Singapore	78,426	0.4
Denmark	77,876	0.4
Austria	73,560	0.3
Britain	35,993	0.2
United States	9,418,897	44.6
Other Assets in Excess of Liabilities	2,903,574	13.7
	$21,112,135	100.0%

Allocation of Portfolio Holdings by Currency as of June 30, 2024
(% of Net Assets)
Currency	Value	Percentage of Net Assets
Euro	$2,568,361	12.2%
Japanese Yen	1,612,797	7.6
Australian Dollar	609,372	2.9
Swiss Franc	424,266	2.0
Taiwan New Dollar	316,431	1.5
South Korean Won	284,497	1.3
Swedish Krona	209,035	1.0
Thai Baht	206,072	1.0
British Pound	191,965	0.9
Malaysian Ringgit	122,328	0.6
Canadian Dollar	116,038	0.5
South African Rand	84,841	0.4
Singapore Dollar	78,426	0.4
Danish Krone	77,876	0.4
Hong Kong Dollar	69,793	0.3
US Dollar	11,236,463	53.2
Other Assets in Excess of Liabilities	2,903,574	13.8
	$21,112,135	100.0%